Loans And Advances - Summary of key factors of the macroeconomic scenarios on the economic conditions (Detail) - Scenario Forecast [member]	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Japanese GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.10%	6.50%
Japanese GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.00%	3.70%
Japanese GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.10%	3.60%
Japanese GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.10%	2.10%
U.S. GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.70%	5.10%
U.S. GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.70%	2.30%
U.S. GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.70%	(1.10%)
U.S. GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	5.50%	(2.50%)
EMU GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.10%	3.40%
EMU GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.30%	0.60%
EMU GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.80%	(1.30%)
EMU GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.30%	(1.90%)
Asia-Pacific GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.60%	7.40%
Asia-Pacific GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.50%	4.60%
Asia-Pacific GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.80%	2.10%
Asia-Pacific GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	5.20%	1.10%
Japanese short-term interest rate [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.20%	0.20%
Japanese short-term interest rate [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.20%	0.20%
Japanese short-term interest rate [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.20%	0.20%
Japanese short-term interest rate [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.20%	0.20%